Share-Based Compensation (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	May 18, 2018
Ordinary shares reserved for issuance			5,000,000
Unrecognized compensation expense	$ 13,800	$ 13,800
Weighted average remaining period		2 years 5 months 27 days
Successor [Member]
Share-based compensation	1,400	$ 2,100
Successor [Member] | Costs of Services [Member]
Share-based compensation	700	1,000
Successor [Member] | Selling, General and Administrative Services [Member]
Share-based compensation	$ 700	$ 1,100